Fair Value Measurements - Summary of Fair Value Changes (Details) $ in Thousands	9 Months Ended
Sep. 26, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Ending Balance	$ 94,947
Earn Out Liability [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Ending Balance	24,588
Fair Value, Inputs, Level 3 [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	9,200
Cash paid for contingent consideration	(2,000)
Liabilities Assumed	27,335
Losses included in earnings	30,012
Ending Balance	64,547
Fair Value, Inputs, Level 3 [Member] | Acquisition Contingent Consideration [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	9,200
Cash paid for contingent consideration	(2,000)
Liabilities Assumed	0
Losses included in earnings	17,173
Ending Balance	24,373
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	0
Cash paid for contingent consideration	0
Liabilities Assumed	9,613
Losses included in earnings	5,973
Ending Balance	15,586
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance	0
Cash paid for contingent consideration	0
Liabilities Assumed	17,722
Losses included in earnings	6,866
Ending Balance	$ 24,588